Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	ABSCI CORP
Entity Incorporation, State	DE
Entity File Number	001-40646
Entity Tax Identification Number	85-3383487
Entity Address, Street	18105 SE Mill Plain Blvd
Entity Address, City	Vancouver
Entity Address, State	WA
Entity Address, Postal Zip Code	98683
City Area Code	360
Local Phone Number	949-1041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.0001 par value per share
Trading Symbol(s)	ABSI
Name of each exchange on which registered	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001672688
Amendment Flag	false